Subsequent Event (Details) - USD ($) $ / shares in Units, $ in Millions	Oct. 13, 2025	Sep. 16, 2025	Jun. 30, 2025	Jun. 30, 2024
Subsequent Event [Member] | Series B warrants (Member)
Subsequent Event [Line Items]
Number of warrants exercised		19,961
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Shares issued			2,205,795	59,880
Common stock par value (in Dollars per share)	$ 0.0025
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued		79,842
Restricted ordinary shares	5,217,391
Aggregate purchase price (in Dollars)	$ 1.2